Offsets	May 27, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	TotalEnergies SE
Form or Filing Type	S-8
File Number	333-286845
Initial Filing Date	Apr. 30, 2025
Fee Offset Claimed	$ 4,461.99
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Shares, par value 2.50 euros per share
Unsold Securities Associated with Fee Offset Claimed | shares	1,610,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 95,392,500.00
Termination / Withdrawal Statement	1,610,000 Shares under the TotalEnergies Holdings USA, Inc. 2025 Employee Shareholder Plan ("2025 Plan") remain unsold and are not subject to outstanding awards, and are therefore being removed/withdrawn (terminated) from registration pursuant to a post-effective amendment to the Form S-8 registration statement (Registration No. 333- 286845), filed on April 30, 2025 (the "Prior Registration Statement"), which is being filed by the Registrant concurrently with this Registration Statement. Pursuant to Rule 457(p) under the Securities Act of 1933, as amended, the Registrant is offsetting the registration fee due under this Registration Statement by $4,461.99, which represents the portion of the registration fee previously paid with respect to $95,392,500.00 of unsold securities previously registered on the Prior Registration Statement. The fees paid with respect to the Prior Registration Statement were offset from previous registration statements filed by the Registrant, which were subsequently removed from registration pursuant to post-effective amendments.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	TotalEnergies SE
Form or Filing Type	S-8
File Number	333-286845
Filing Date	Apr. 30, 2025
Fee Paid with Fee Offset Source	$ 5,265.70